Deferred and current taxation	12 Months Ended
Mar. 31, 2018
Deferred and current taxation
Deferred and current taxation

11.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Current tax liabilities
Corporation tax provision	36.0	2.9	20.9
Total current tax liabilities	36.0	2.9	20.9
Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	395.2	473.1	385.5
Total deferred tax liabilities	395.2	473.1	385.5
Total deferred tax liabilities (net)	395.2	473.1	385.5
Total tax liabilities (net)	431.2	476.0	406.4

	At March 31,
	2018	2017	2016
	€M	€M	€M
Reconciliation of current tax
At beginning of year	2.9	20.9	(0.8)
Corporation tax charge in year	152.0	143.6	149.2
Tax paid	(118.9)	(161.6)	(127.5)
At end of year	36.0	2.9	20.9

	At March 31,
	2018	2017	2016
	€M	€M	€M
Reconciliation of deferred tax
At beginning of year	473.1	385.5	462.3
New temporary differences on property, plant and equipment, derivatives, pensions and other items	(77.9)	87.6	(76.8)
At end of year	395.2	473.1	385.5

The charge in the year to March 31, 2018 consisted of temporary differences of a charge of €9.1 million for property, plant and equipment recognised in the income statement and a credit of €87.0 million for derivatives recognised in other comprehensive income. The charge in the year to March 31, 2017 consisted of temporary differences of a charge of €10.5 million for property, plant and equipment and a charge of €0.3 million for other temporary differences, both recognised in the income statement, and a charge of €76.6 million for derivatives recognised in other comprehensive income. The charge in the year to March 31, 2016 consisted of temporary differences of a charge of €15.3 million for property, plant and equipment and a credit of €1.7 million for other temporary differences, both recognised in the income statement, and a credit of €90.2 million for derivatives and a credit of €0.1 million for pensions, both recognised in other comprehensive income.

The components of the tax expense in the income statement were as follows:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Corporation tax charge in year	152.0	143.6	149.2
Deferred tax charge relating to origination and reversal of temporary differences	9.1	10.8	13.6
	161.1	154.4	162.8

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	%	%	%
Statutory rate of Irish corporation tax	12.5	12.5	12.5
Adjustments for earnings taxed at lower rates	(2.9)	(2.2)	(0.1)
Other differences	0.4	0.2	(0.8)
Total effective rate of taxation	10.0	10.5	11.6

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Defined benefit pension obligations	—	—	(0.1)
Derivative financial instruments	(87.0)	76.6	(90.2)
Total tax charge in other comprehensive income	(87.0)	76.6	(90.3)

The majority of current and deferred tax recorded in each of fiscal years 2018, 2017 and 2016 relates to domestic tax charges and there is no expiry date associated with these temporary differences. In fiscal year 2018, the Irish corporation tax rate remained at 12.5%.

The principal components of deferred tax at each year-end were:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Arising on capital allowances and other temporary differences	444.7	435.6	424.6
Arising on derivatives	(48.9)	38.1	(38.5)
Arising on pension	(0.6)	(0.6)	(0.6)
Total	395.2	473.1	385.5

The Company recognised all required deferred tax assets and liabilities at March 31, 2018, 2017 and 2016. No deferred tax has been provided for un-remitted earnings of overseas subsidiaries as there is no immediate intention to remit these to Ireland. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Company’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.